Segment Information - Summary of Financial Data for Company's Reportable Business Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								6 Months Ended		12 Months Ended
	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 28, 2014	Jun. 29, 2013	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Total revenue	$ 238,267	$ 316,263	$ 254,842	$ 106,829	$ 231,634	$ 319,181	$ 255,556	$ 119,883	$ 475,386	$ 361,671	$ 916,201	$ 926,254	$ 789,076
Total capital expenditures									49,260	40,528	65,999	45,488	38,656
Income (loss) from continuing operations before taxes									(40,676)	(59,257)	(105,798)	(50,951)	(1,441)
Interest expense									40,470	27,849	56,443	58,079	47,784
Depreciation, depletion, amortization and accretion									40,695	36,026	72,934	68,290	61,377
Goodwill impairment											68,202
Total assets	1,247,794				1,281,213				1,617,640		1,247,794	1,281,213	1,284,265
Central Region [Member]
Segment Reporting Information [Line Items]
Goodwill impairment
West Region [Member]
Segment Reporting Information [Line Items]
Goodwill impairment											53,264
East Region [Member]
Segment Reporting Information [Line Items]
Goodwill impairment											14,938
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total capital expenditures									46,829	39,762	62,639	44,725	38,645
Depreciation, depletion, amortization and accretion									40,053	35,982	72,468	68,209	61,290
Total assets	1,233,451				1,262,721				1,589,488		1,233,451	1,262,721	1,276,376
Operating Segments [Member] | Aggregates [Member]
Segment Reporting Information [Line Items]
Total revenue									91,365	68,304	159,019	146,991	116,082
Operating Segments [Member] | Asphalt [Member]
Segment Reporting Information [Line Items]
Total revenue									99,082	75,208	76,211	77,676	69,664
Operating Segments [Member] | Ready Mixed Concrete [Member]
Segment Reporting Information [Line Items]
Total revenue									113,769	46,412	112,878	100,941	94,302
Operating Segments [Member] | Cement [Member]
Segment Reporting Information [Line Items]
Total revenue									33,387	30,914	219,811	242,458	182,952
Operating Segments [Member] | Construction and Paving [Member]
Segment Reporting Information [Line Items]
Total revenue											478,280	505,189	464,866
Operating Segments [Member] | Paving and Related Services [Member]
Segment Reporting Information [Line Items]
Total revenue									199,420	171,946
Operating Segments [Member] | Central Region [Member]
Segment Reporting Information [Line Items]
Total revenue									156,659	128,680	329,621	302,113	264,008
Total capital expenditures									23,372	19,826	33,030	20,996	20,078
Income (loss) from continuing operations before taxes									28,400	19,182	72,918	65,767	65,651
Depreciation, depletion, amortization and accretion									18,351	16,329	33,808	30,215	27,646
Total assets	657,421				610,003				694,582		657,421	610,003	587,341
Operating Segments [Member] | West Region [Member]
Segment Reporting Information [Line Items]
Total revenue									267,130	179,719	426,195	484,922	362,577
Total capital expenditures									17,924	14,194	21,856	14,993	9,256
Income (loss) from continuing operations before taxes									32,541	85	28,607	14,429	36,442
Depreciation, depletion, amortization and accretion									14,414	12,291	24,167	23,771	19,706
Total assets	383,544				428,115				659,071		383,544	428,115	451,017
Operating Segments [Member] | East Region [Member]
Segment Reporting Information [Line Items]
Total revenue									51,597	53,272	160,385	139,219	162,491
Total capital expenditures									5,533	5,742	7,753	8,736	9,311
Income (loss) from continuing operations before taxes									(1,406)	(2,377)	15,134	10,782	15,504
Depreciation, depletion, amortization and accretion									7,288	7,362	14,493	14,223	13,938
Total assets	192,486				224,603				235,835		192,486	224,603	238,018
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total capital expenditures									2,431	766	3,360	763	11
Income (loss) from continuing operations before taxes									(19,046)	(12,272)	(24,878)	(15,560)	(9,877)
Depreciation, depletion, amortization and accretion									642	44	466	81	87
Total assets	14,343				18,492				28,152		14,343	18,492	7,889
Operating Segment and Corporate and Other [Member]
Segment Reporting Information [Line Items]
Income (loss) from continuing operations before taxes									40,489	4,618	91,781	75,418	107,720
Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Interest expense									40,470	27,849	56,443	58,079	47,784
Depreciation, depletion, amortization and accretion									40,695	36,026	72,934	68,290	61,377
Goodwill impairment											68,202
Other [Member]
Segment Reporting Information [Line Items]
Total revenue									$ (61,637)	$ (31,113)	$ (129,998)	$ (147,001)	$ (138,790)